Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain Company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to the Compensation Discussion and Analysis, beginning on page 15.

The following table provides information showing the relationship during 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule and further described below) to (a) each person serving as our principal executive officer ("PEO") (also referred to as our CEO) and (b) our non-PEO named executive officers (also referred to below as "other NEOs"), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure included in the chart below is Return on Assets ("ROA"), as adjusted, as described in the Compensation Discussion and Analysis - Incentive Bonuses section above. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

					Value of Initial Fixed $100 Investment based on		Company Metrics
Year	Summary Compensation Table for PEO (1)	Compensation Actually Paid to PEO (1) (5)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Summary Compensation Actually Paid to Non-PEO NEOs(2) (5)	Company Total Shareholder Return (TSR)	Peer Group TSR (3)	Net Income (in thousands) (4)	Company Selected Performance Measure Return on average assets ("ROA")
2022	$938,742	$877,458	$458,996	$381,380	$104	$117	$34,072	1.25%
2021	835,385	810,581	403,009	360,841	120	138	48,621	1.76%
2020	890,416	625,990	295,206	225,003	119	137	24,765	1.31%

_______________________________

1.	John W. Bordelon served as our PEO for each period.
2.	Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for each period.
3.	The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
4.	Net income for Home Bancorp as reported in the Company's consolidated financial statements included in our 2022 Annual Report on Form 10-K.
5.	The additional table below sets forth amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid ("CAP").

Company Selected Measure Name		TSR
Peer Group Issuers, Footnote [Text Block]		The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
PEO Total Compensation Amount	[1]	$ 938,742	$ 835,385	$ 890,416
PEO Actually Paid Compensation Amount	[1],[2]	877,458	810,581	625,990
Non-PEO NEO Average Total Compensation Amount	[3]	458,996	403,009	295,206
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 381,380	360,841	225,003
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2022		2021		2020
	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average	PEO	Non-PEO NEO Average

Total compensation for fiscal year from the compensation table	$938,742	$458,996	$835,385	$403,009	$890,416	$295,206
Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table"	(108,066)	(44,156)	(73,540)	(38,609)	(31,336)	(19,049)
Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table"	—	—	(14,321)	(12,093)	(3,377)	(2,345)
Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table"	—	(51,211)	—	(27,871)	(169,102)	(26,569)
Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table	124,093	50,705	92,440	47,561	47,278	21,602
Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end	(77,311)	(32,954)	(29,383)	(11,156)	(107,889)	(43,842)
Compensation Actually Paid	$877,458	$381,380	$810,581	$360,841	$625,990	$225,003

Tabular List [Table Text Block]

Pursuant to the requirements of the SEC rules, the most important financial performance measures used to link compensation actually paid to our PEO and other NEOs in 2022 to our performance were:

•	Return on assets ("ROA");
•	Adjusted diluted EPS; and
•	Efficiency ratio.

Total Shareholder Return Amount		$ 104	120	119
Peer Group Total Shareholder Return Amount	[4]	117	138	137
Net Income (Loss)	[5]	$ 34,072	$ 48,621	$ 24,765
Company Selected Measure Amount		1.25	1.76	1.31
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on assets ("ROA")
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted diluted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Efficiency ratio
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 877,458	$ 810,581	$ 625,990
PEO [Member] | Total compensation for fiscal year from the compensation table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		938,742	835,385	890,416
PEO [Member] | Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(108,066)	(73,540)	(31,336)
PEO [Member] | Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,321)	(3,377)
PEO [Member] | Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(169,102)
PEO [Member] | Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		124,093	92,440	47,278
PEO [Member] | Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(77,311)	(29,383)	(107,889)
Non-PEO NEO Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		381,380	360,841	225,003
Non-PEO NEO Average [Member] | Total compensation for fiscal year from the compensation table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		458,996	403,009	295,206
Non-PEO NEO Average [Member] | Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(44,156)	(38,609)	(19,049)
Non-PEO NEO Average [Member] | Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,093)	(2,345)
Non-PEO NEO Average [Member] | Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(51,211)	(27,871)	(26,569)
Non-PEO NEO Average [Member] | Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		50,705	47,561	21,602
Non-PEO NEO Average [Member] | Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (32,954)	$ (11,156)	$ (43,842)

[1]	John W. Bordelon served as our PEO for each period.
[2]	The additional table below sets forth amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid ("CAP").
[3]	Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for each period.
[4]	The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
[5]	Net income for Home Bancorp as reported in the Company's consolidated financial statements included in our 2022 Annual Report on Form 10-K.